Capital Stock (Details 4)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Warrants
Balance, beginning of period | shares	900,000	900,000	941,969
Exercised | shares			(41,969)
Balance, end of period | shares	900,000	900,000	900,000
Warrants exercisable, end of period | shares	900,000	900,000	900,000
Weighted average exercise price
Balance, beginning of period | $ / shares	$ 6.50	$ 6.50	$ 6.31
Exercised | $ / shares			(2.20)
Balance, end of period | $ / shares	6.50	6.50	6.50
Warrants exercisable, end of period | $ / shares	$ 6.50	$ 6.50	$ 6.50